Effect of fluctuations in foreign currency exchange rates (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other reserves [abstract]
Reserve of exchange differences on translation	$ (11,569)	$ (25,745)	$ (26,307)
Comercial Hydro S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	1,004	1,004	1,004
SQMC Internacional Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(9)	(9)	(17)
Proinsa Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(10)	(10)	(11)
Comercial Agrorama Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(19)	33	(21)
Isapre Norte Grande Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(14)	(44)	(1)
Almacenes y Depositos Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	211	142	113
Sacal S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(3)	(3)	(3)
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(13)	(19)	(10)
Agrorama S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	92	231	132
Doktor Tarsa Tarim Sanayi AS [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	0	(13,811)	(13,811)
SQM Vitas Fzco. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(3,736)	(2,267)	(2,682)
Ajay Europe [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(693)	(1,449)	(1,270)
SQM Eastmed Turkey [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	0	(155)	(113)
Doctochem Tarim Sanayi LTD [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	0	7	0
Coromandel SQM India [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	0	(431)	(393)
SQM Italia SRL [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	0	(236)	(213)
SQM Oceania Pty Limited [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(579)	(634)	(634)
SQM Indonesia S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(124)	(124)	(124)
Abu Dhabi Fertilizers Industries WWL [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	372	372	(435)
SQM Vitas BV [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	99	(197)	(170)
SQM Thailand Limited [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(68)	(68)	(68)
SQM Europe N.V. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(1,983)	(1,983)	(1,983)
SQM Australia Pty Ltd [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(4,052)	(4,035)	(4,222)
Pavoni C Spa [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	164	(185)	70
Terra Tarsa B.V.. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	0	116	(82)
Plantacote N.V [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	0	(16)	(34)
Doktolab Tarim Arastima San [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	0	(54)	(29)
Kore Potash PLC [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(1,128)	(1,754)	(1,206)
SQM Colombia SAS [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	$ (80)	$ (166)	$ (94)